Principal Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Principal Accounting Policies [Abstract]
PRINCIPAL ACCOUNTING POLICIES
3.	PRINCIPAL ACCOUNTING POLICIES

The condensed consolidated financial statements have been prepared on the historical cost basis except for financial instruments, which are measured at fair values.

Other than change in accounting policies resulting from the application of amendments to IFRS Accounting Standards, the accounting policies and methods of computation used in the condensed consolidated financial statements for the six months ended June 30, 2026 are the same as those presented in the Group’s annual consolidated financial statements for the year ended December 31, 2025.

The accounting policies adopted in the preparation of the Group’s unaudited interim condensed consolidated financial statements are consistent with those applied in the preparation of the Group’s annual consolidated financial statements for the year ended December 31, 2025, except for the adoption of the following amended IFRSs for the first time for the current period’s financial information.

As a result, these unaudited condensed consolidated financial statements should be read in conjunction with the Group’s annual consolidated financial statements for the years ended December 31, 2025.

Application of amendments to IFRS Accounting Standards

In the current interim period, the Group has applied the following amendments to an IFRS Accounting Standards as issued by the International Accounting Standards Board (“IASB”), for the first time, which are mandatorily effective for the Group’s annual period beginning on 1 January 2026 for the preparation of the Group’s condensed consolidated financial statements:

Amendments to IFRS 9 and IFRS 7	Amendments to the Classification and Measurement of Financial Instruments
Amendments to IFRS 9 and IFRS 7	Contracts Referencing Nature-dependent Electricity
Amendments to IFRS Accounting Standards	Annual Improvements to IFRS AccountingStandards - Volume 11

The application of the amendments to IFRS Accounting Standards in the current interim period has had no material impact on the Group’s financial positions and performance for the current and prior periods and/or on the disclosures set out in these condensed consolidated financial statements.

3.	SIGNIFICANT ACCOUNTING ESTIMATES

The preparation of the Group’s financial statements requires management to make estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and their accompanying disclosures, and the disclosure of contingent liabilities. Uncertainty about these assumptions and estimates could result in outcomes that could require a material adjustment to the carrying amounts of the assets or liabilities affected in the future.

Estimation uncertainty

The key assumptions concerning the future and other key sources of estimation uncertainty at the end of the reporting period, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below.

Impairment of non-financial assets

The Group assesses whether there are any indicators of impairment for all non-financial assets at the end of each reporting period. Non-financial assets with finite useful lives are tested for impairment when there are indicators that the carrying amounts may not be recoverable. An impairment exists when the carrying value of an asset or a cash-generating unit exceeds its recoverable amount, which is the higher of its fair value less costs of disposal and its value in use. The calculation of the fair value less costs of disposal is based on available data from binding sales transactions in an arm’s length transaction of similar assets or observable market prices less incremental costs for disposing of the asset. When value in use calculations are undertaken, management must estimate the expected future cash flows from the asset or cash-generating unit and choose a suitable discount rate in order to calculate the present value of those cash flows. The calculations of value in use for an asset or cash-generating unit are most sensitive to the following assumptions: forecasted revenues, cost of revenue, operating expenses and discount rate.

Fair value of financial instruments of unlisted equity investment

The non-current financial asset represents an unlisted equity investment has been valued based on a market-based valuation technique as detailed in note 31 to the financial statements. The valuation requires the Group to determine the comparable public companies (peers) and select the price multiple. In addition, the Group makes estimates about the discount for illiquidity. The Group classifies the fair value of these investments as Level 3. Further details are included in note 31 to the financial statements.

Equity-settled share-based payment transactions

The Group measures the cost of equity-settled share-based payments with employees by reference to the fair value of the Company’s shares at the date at which they are granted. Judgement is required in determining the most appropriate valuation model for the equity-settled share-based payments, depending on the terms and conditions of the transactions. Management is also required to use judgement in determining the most appropriate inputs to the valuation model. The assumptions and model used are disclosed in note 25 to the financial statements. In addition, management is required to estimate the expected forfeiture rate and only recognize expense for those shares expected to vest. In estimating the Group’s forfeiture rate, management analyzed its historical forfeiture rate and the remaining lives of unvested options.

Revenue from internet leads generation and marketing service income – Estimating variable consideration

Variable consideration is recognized based on management’s best estimate of the user applications for products and/or services resulting from leads provided to financial institution customers through the Group’s platforms (i.e. estimated approval rates) prior to the actual approval of the applications by the financial institution customers. Management considers the historical application approval experience in making its estimates. Any variances between the accrued revenue and actual amounts billed are subsequently adjusted upon the confirmation of the amount with the financial institution customers.